SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Property, Plant and Equipment [Line Items]
Federal deposit insurance corporation	$ 250,000		$ 250,000		$ 250,000
Cash uninsured amount	3,938,865		3,938,865		2,120,000	$ 4,850,000
Allowance for credit losses	139,060		139,060		64,000	378,695
Impairment of long lived assets					0
Advertising costs	148,600	$ 0	289,549	$ 2,916	492,544	35,609
Deferred offering costs					136,025	25,000	$ 188,832
Deferred revenue	$ 2,018		2,018		$ 94,097	$ 20,188
Deferred revenue, term					1 year	2 years
Provision for allowance			7,666		$ 131,000	$ (277,000)
Provision for other credit losses			$ 82,000
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leaseholds and Leasehold Improvements [Member]		Leaseholds and Leasehold Improvements [Member]
Depreciation expense	$ 38,542	35,524	$ 76,401	72,428	143,691	102,801
Short term lease expense	$ 119,990	$ 0	$ 237,224	$ 0
Stock Warrants [Member]
Property, Plant and Equipment [Line Items]
Share based compensation arrangement by share based payment award options granted in period			72,179
Shipping and Handling [Member]
Property, Plant and Equipment [Line Items]
Shipping charges					$ 311,011	$ 1,044,749
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life	3 years		3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life	5 years		5 years		5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life	5 years		5 years		5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life	8 years		8 years		8 years